UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Pike Capital Management LLC
Address:          275 Madison Avenue, Suite 418
                  New York, New York 10016

Form 13F File Number: 28-____________

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kevin R. Arps
Title:            Chief Financial Officer
Phone:            (212) 878-8818

Signature, Place, and Date of Signing:

/s/ Kevin R. Arps          New York, New York         February 14, 2008
-------------------         ------------------         ---------------------
  [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     10

Form 13F Information Table Value Total:     $64,820  (thousands)


List of Other Included Managers:

         None.


                                                                         13F Report
                                                Name of Reporting Managers: Pike Capital Management LLC
                                                                For Quarter Ended 12/31/07

                                                                                                       VOTING   VOTING    VOTING
                                                           VALUE    SHRS OR   PUT/ INVESTMENT  OTHER AUTHORITY AUTHORITY AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP     (X$1000)  PRN AMT   CALL DISCRETION MANAGERS  SOLE    SHARED     NONE
AMERICAN DAIRY INC                 COM        025334103    24,366   1,881,519         Sole             1,881,519
AMERICAN ORIENTAL BIOENGR IN       COM        028731107    22,853   2,062,500         Sole             2,062,500
BEAR STEARNS COMPANIES INC         COM        073902108     1,727      19,570         Sole                19,570
CEMEX SAB DE CV               SPON ADR NEW    151290889       535      20,700         Sole                20,700
INDUSTRIAL ENTERPRISES AMER     COM NEW       456132208     1,909   3,471,666         Sole             3,471,666
IHOP CORP                          COM        449623107       476      13,000         Sole                13,000
JACKSON HEWITT TAX SVCS INC        COM        468202106     1,159      36,500         Sole                36,500
OFFICE DEPOT INC                   COM        676220106       257      18,500         Sole                18,500
PARLUX FRAGRANCES INC              COM        701645103     4,185   1,025,820         Sole             1,025,820
INVESTOOLS INC                     COM        46145P103     7,353     414,500         Sole               414,500
                                                          -------------------
                                                                     $ 64,820
                                                          -------------------